July 22, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Investment Grade Bond Fund

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing on Form N-1A is hereby being made under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer Investment Grade Bond Fund (the "Fund"), an investment company organized as a Massachusetts business trust. The purpose of this filing is to register the shares of the Fund.

Pursuant to 1940 Act Release No. IC-13768 (February 14, 1984), the Fund requests selective review of this Registration Statement. The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) its Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

For purposes of this selective review, the Fund has described: (1) any material changes from a recent filing by Oppenheimer Core Bond Fund, a series of Oppenheimer Integrity Funds (File No. 811-3420 and Reg. No. 2-76547) ("Core Bond Fund"); (2) any problem areas that warrant particular attention; (3) any new investment techniques, products or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Similarity to Prior Filings

     The share classes offered and the features of those share classes, including how to buy, sell and exchange shares and the shareholder services offered, are substantially similar to those of Core Bond Fund, except as noted below. The time and manner of calculating the Fund's net asset value, the Fund's investment adviser and the Trustees and officers of the Fund are also substantially similar to those of the Fund.

     The Staff has reviewed the disclosure contained in the Registration Statement of Core Bond Fund and other funds in the OppenheimerFunds complex that are materially similar to relevant portions of the Fund's disclosure. Core Bond Fund filed its most recent amendment to its Registration Statement, pursuant to Rule 485(b), on April 30, 2009.

Differences Between the Fund and Core Bond Fund

1.      Investment Objective, Policies and Risks. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities. The Fund will focus primarily on U.S. Government securities and investment-grade corporate debt securities. The Fund's investments in U.S. Government securities may include securities issued or guaranteed by the U.S. Government, its agencies or federally-chartered entities. While there is no set allocation of the Fund's assets among those classes of securities, as a non-fundamental policy, the Fund's portfolio managers will seek to build a diversified portfolio of corporate and government bonds across sectors represented in the Barclays Capital U.S. Aggregate Bond Index.

2.     Management Fee Waiver. The Manager has agreed to waive a portion of its fee under a voluntary undertaking to the Fund to limit the Fund's Total Annual Operating Expenses for Class Y shares of the Fund.

3.     Officers and Trustees. The Officers and Trustees of the Fund will be virtually identical to those identified in the registration statement of Core Bond Fund (and the other Board II funds in the OppenheimerFunds complex) since Core Bond Fund's last filing.

5.     Non-Material Differences. The Fund's Registration Statement contains certain nonmaterial disclosure that differs from Core Bond Fund. For example, the Registration Statement contains updated information on the number and identity of the other funds in the OppenheimerFunds family.

6.     Other Matters. A Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, the opinion of counsel and material agreements are not included in the Registration Statement, but will be filed by pre-effective amendment.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

-----------------------------

Taylor V. Edwards
Vice President & Associate Counsel

Attachments

cc:     Valerie Lithotomos, Esq., SEC
         Robert G. Zack, Esq.
         Nancy S. Vann, Esq.
         Gloria J. LaFond

      K&L Gates LLP